Segment Geographical Information and Major Customers (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of reported segment results of operation
	Software services	IT professional services	Unallocated expense	Total
2019

Total revenues	$86,140	$239,490	$-	$325,630
Expenses	71,825	216,842	3,311	291,978

Segment operating income (loss)	$14,315	$22,648	$(3,311)	$33,652

Depreciation and amortization	$8,799	$5,059	$167	$14,025

2020

Total revenues	$86,025	$285,169	$-	$371,194
Expenses	64,498	258,907	7,201	330,606

Segment operating income (loss)	$21,527	$26,262	$(7,201)	$40,588

Depreciation and amortization	$10,329	$3,347	$263	$13,939

2021

Total revenues	$95,589	384,736	-	480,325
Expenses	74,863	347,712	6,514	429,089

Segment operating income (loss)	$20,726	37,024	(6,514)	51,236

Depreciation and amortization	$9,261	5,220	371	14,852

Schedule of total revenues classified according to geographical destination
	Year ended December 31,
	2021	2020	2019
United States	$254,342	$177,882	$158,095
Israel	180,462	149,094	124,523
Europe	30,085	26,947	25,788
Japan	11,443	12,643	12,499
Other	3,993	4,628	4,725

	$480,325	$371,194	$325,630

Schedule of long-lived assets
	December 31,
	2021	2020
Israel	$138,995	$130,326
United States	76,448	74,637
Japan	5,521	6,404
Other	2,950	3,013
Europe	4,450	5,191

	$228,364	$219,571